Offerings	Feb. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99964
Maximum Aggregate Offering Price	$ 699,748,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,131.42
Offering Note
This registration fee table shall be deemed
to
update the “Calculation of Registration Fee” in the
Company’s
Registration Statement on Form
S-3
(File
No. 333-280982)
in accordance with Rules 456(b) and 457(r) under the
Securities
Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2035 Notes
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
This registration fee table shall be deemed
to
update the “Calculation of Registration Fee” in the
Company’s
Registration Statement on Form
S-3
(File
No. 333-280982)
in accordance with Rules 456(b) and 457(r) under the
Securities
Act of 1933, as amended.